Operating Segments - Virginia Power (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
After- tax net benefits (expenses) for specific items			$ 735
Gain (loss) on investments			308	$ (556)
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Gain (loss) on investments			45	(75)
Charge for the write-off of certain previously deferred amounts	$ 38	$ 409	45	413
Virginia Electric and Power Company | Deferred rider costs for Virginia electric utility
Segment Reporting Information [Line Items]
Charge for the write-off of certain previously deferred amounts			36
Charge for the write-off of certain previously deferred amounts, after tax			27
Operating Segments
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)			370	(1,700)
Operating Segments | Nuclear Decommissioning Trust Funds
Segment Reporting Information [Line Items]
Gain (loss) on investments			281	(579)
Gain (loss) on investments, after tax			208	(450)
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)			592	(963)
After- tax net benefits (expenses) for specific items				944
Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)				(527)
Charge in connection with comprehensive settlement agreement for fuel expenses				191
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax				142
Charge for RGGI compliance cost				180
Charge for RGGI compliance cost, after tax				134
Charge associated with storm damage and service restoration				94
Charge associated with storm damage and service restoration, after tax				70
Charge for amortization of a regulatory asset, 2021 Triennial Review			122	122
Charge for amortization of a regulatory asset, 2021 Triennial Review, after tax			91	91
Charges for Dismantling cost				42
Charges for Dismantling cost, after tax				31
Operating Segments | Virginia Electric and Power Company | Deferred rider costs for Virginia electric utility
Segment Reporting Information [Line Items]
Charge for the write-off of certain previously deferred amounts			36
Charge for the write-off of certain previously deferred amounts, after tax			27
Operating Segments | Virginia Electric and Power Company | Nuclear Decommissioning Trust Funds
Segment Reporting Information [Line Items]
Gain (loss) on investments			41	(78)
Gain (loss) on investments, after tax			30	(58)
Operating Segments | Virginia Electric and Power Company | Corporate and Other
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)			(91)	(554)
After- tax net benefits (expenses) for specific items			$ (87)	$ (547)